Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Cash flows from operating activities
Net income	$ 15,807	$ 16,050
Adjustments for non-cash items and others
Provision for credit losses	484	(753)
Depreciation	1,265	1,276
Deferred income taxes	569	581
Amortization and impairment of other intangibles	1,387	1,316
Net changes in investments in joint ventures and associates	(108)	(127)
Losses (Gains) on investment securities	(43)	(151)
Losses (Gains) on disposition of business	(100)	(26)
Adjustments for net changes in operating assets and liabilities
Insurance claims and policy benefit liabilities	(1,305)	601
Net change in accrued interest receivable and payable	333	(509)
Current income taxes	(3,336)	1,738
Derivative assets	(58,898)	17,947
Derivative liabilities	62,052	(18,488)
Trading securities	(8,931)	(3,164)
Loans, net of securitizations	(102,653)	(54,987)
Assets purchased under reverse repurchase agreements and securities borrowed	(9,942)	5,112
Obligations related to assets sold under repurchase agreements and securities loaned	11,746	(12,030)
Obligations related to securities sold short	(2,330)	8,556
Deposits, net of securitizations	108,533	88,876
Brokers and dealers receivable and payable	4,612	35
Other	2,800	9,191
Net cash from (used in) operating activities	21,942	61,044
Cash flows from investing activities
Change in interest-bearing deposits with banks	(28,373)	(40,618)
Proceeds from sales and maturities of investment securities	99,143	108,925
Purchases of investment securities	(122,964)	(123,547)
Net acquisitions of premises and equipment and other intangibles	(2,500)	(2,186)
Net proceeds from (cash transferred for) dispositions	(313)	78
Cash used in acquisitions, net of cash acquired	(2,047)
Net cash from (used in) investing activities	(57,054)	(57,348)
Cash flows from financing activities
Issuance of subordinated debentures	1,000	2,750
Repayment of subordinated debentures	(192)	(2,500)
Issue of common shares, net of issuance costs	51	90
Common shares purchased for cancellation	(5,426)
Issue of preferred shares and other equity instruments, net of issuance costs	749	2,245
Redemption of preferred shares and other equity instruments	(155)	(1,475)
Sales of treasury shares	5,474	4,763
Purchases of treasury shares	(5,701)	(4,743)
Dividends paid on shares and distributions paid on other equity instruments	(6,960)	(6,420)
Dividends/distributions paid to non-controlling interests	(5)	(3)
Change in short-term borrowings of subsidiaries	9,609	(14)
Repayment of lease liabilities	(629)	(621)
Net cash from (used in) financing activities	(2,185)	(5,928)
Effect of exchange rate changes on cash and due from banks	(4,152)	(2,810)
Net change in cash and due from banks	(41,449)	(5,042)
Cash and due from banks at beginning of period	113,846	118,888
Cash and due from banks at end of period	72,397	113,846
Cash flows from operating activities include:
Amount of interest paid	13,677	7,555
Amount of interest received	35,817	26,412
Amount of dividends received	3,144	2,575
Amount of income taxes paid	$ 7,326	$ 4,198